SCHEDULE OF TOTAL SHARES OF COMMON STOCK RESERVED FOR ISSUANCE (Details) - shares	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Options Outstanding	11,118		11,192		12,669	7,022
Ayala Pharmaceuticals Inc [Member]
Options Outstanding		900,789		695,674
Warrants for common shares of the company.		1,799,999,000
Shares available for future option grants		593,040,000		387,736,000
Total shares of Common Stock reserved for Issuance		3,293,828		1,083,410